Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
Schedule of Information Regarding Outstanding Warrants to Purchase Shares

The following table summarizes information regarding outstanding warrants to purchase the Company’s ordinary shares as of December 31, 2024:

Issuance date	Number of outstanding Warrants	Exercise price per warrant

January 2020	23,838,038	$0.12
February 2020	11,250,000	$0.05
July 2020	29,419,890	$0.08
August 2021	10,500,000	$0.07
December 2021	10,500,000	$0.07
January 2023	28,636,500	$0.02
November 2023	771,366,900	$0.01
August 2024	1,774,285,800	$0.01
	2,659,797,128

Schedule of Weighted Average Exercise Prices and Modification in Option Plans of Employees, Directors and Consultants

The following table summarizes Company's option activity during the year ended December 31, 2024:

	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value

Outstanding at December 31, 2023	82,477,000	0.04	8.40	-
Grants	50,000,000	0.00	9.85	-
Forfeited/expired	(7,648,000)	-	-	-

Outstanding at December 31, 2024	124,829,000	0.03	7.1	-

Vested and expected to vest at December 31, 2024	124,829,000	0.03	7.1	-

Exercisable at December 31, 2024	46,019,625	0.07	5.9	-

Schedule of Fair value of Company’s Share Options Granted

The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	2024	2023	2022

Risk-free interest rate	4.64%-5.09%	3.95%-3.96%	1.41-3.08%
Expected volatility	83.40%-83.94%	84.30%-84.76%	83.98-84.26%
Dividend yield	0%	0%	0%
Contractual life (in years)	9.75-10	10	10
Early Exercise Multiple (Suboptimal Factor)	2.5	2.5	2.5-3

Schedule of Expenses Recognized Financial Statements	Expenses recognized in the financial statements:
	Year ended December 31,
	2024	2023	2022

Research and development	$75	$83	$137
General and administrative (*)	287	178	126
	362	261	263

(*) Including $112 share based compensation for services provided in 2024, refer to note 9(b)(4).